Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	$ 0		$ 0
Interest and penalties related to income tax	0		0	$ 0
Non-cash compensation	565,410	$ 970,381	1,082,869	1,578,279	$ 612,952
Restricted cash	$ 93,382		$ 200,000	200,000
Non-Employee Consultants
Summary Of Significant Accounting Policies [Line Items]
Shares issued during period			250,000
Consultants
Summary Of Significant Accounting Policies [Line Items]
Non-cash compensation				$ 0	$ 0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years		5 years